                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $41,106
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Washington Post
  Company             COM          939640108     1623      3,000   SH         SOLE         1          3,000   0    0
America Online Inc    COM          02364J104      337      5,000   SH         SOLE         1          5,000   0    0
MIH Limited           COM          G6116R101      305      5,000   SH         SOLE         1          5,000   0    0
Alltel Corp.          COM          020039103      380      6,000   SH         SOLE         1          6,000   0    0
Houghton Mifflin Co   COM          441560109      424     10,000   SH         SOLE         1         10,000   0    0
Mediaone Finance
  Trt III             COM          584458202      250     10,000   SH         SOLE         1         10,000   0    0
Tribune Co.           COM          896047107      366     10,000   SH         SOLE         1         10,000   0    0
Vodafone Group PLC    COM          92857T107      556     10,000   SH         SOLE         1         10,000   0    0
Knight Ridder Inc     COM          499040103      666     13,000   SH         SOLE         1         13,000   0    0
Arch Comm Group Inc   COM          039381108      116     15,000   SH         SOLE         1         15,000   0    0
Radio Unica Comm.
  Corp.               COM          75040Q106      177     15,000   SH         SOLE         1         15,000   0    0
Shop At Home          COM          825066301      129     15,000   SH         SOLE         1         15,000   0    0
Ticket Master
  Online CitySearch   COM          88633P203      376     15,000   SH         SOLE         1         15,000   0    0
Univision
  Communications Inc. COM          914906102     1695     15,000   SH         SOLE         1         15,000   0    0
At Home Corp          COM          045919107      659     20,000   SH         SOLE         1         20,000   0    0
Cablevision Sys Corp  COM          12686C109     1215     20,000   SH         SOLE         1         20,000   0    0
Charter
  Communications Inc. COM          16117M107      287     20,000   SH         SOLE         1         20,000   0    0
Millicom Intl
  Cellular S A        COM          L6388F102     1141     20,000   SH         SOLE         1         20,000   0    0
Walt Disney           COM          254687106      825     20,000   SH         SOLE         1         20,000   0    0
Saga Communications
  Inc.                COM          786598102      430     22,500   SH         SOLE         1         22,500   0    0
Central Newspapers
  Inc                 COM          154647101      836     25,000   SH         SOLE         1         25,000   0    0
R.R. Donnelley        COM          257867101      523     25,000   SH         SOLE         1         25,000   0    0
SBC Comm Inc          COM          78387G103     1053     25,000   SH         SOLE         1         25,000   0    0
AT&T Corp             COM          001957109     1447     25,690   SH         SOLE         1         25,690   0    0
Cumulus Media         COM          231082108      431     30,000   SH         SOLE         1         30,000   0    0
U S Cellular Corp     COM          911684108     2130     30,000   SH         SOLE         1         30,000   0    0
Salem Communications  COM          794093104      418     35,000   SH         SOLE         1         35,000   0    0
Adelphia Comm Corp    COM          006848105     1879     38,355   SH         SOLE         1         38,355   0    0


                                4




Hollinger
  International Inc.  COM          435569108      430     40,000   SH         SOLE         1         40,000   0    0
SFX Entertainment     COM          784178105     1633     40,000   SH         SOLE         1         40,000   0    0
News Corp Prf'd       COM          652487802     2149     45,000   SH         SOLE         1         45,000   0    0
Fox Entertainment
  Group               COM          35138T107     1796     60,000   SH         SOLE         1         60,000   0    0
Comcast Corp Spl.     COM          200300200     2793     64,400   SH         SOLE         1         64,400   0    0
AH Belo Corp.         COM          080555105     1341     75,000   SH         SOLE         1         75,000   0    0
Arch Communications   RIGHTS       039381991       88     77,780   SH         SOLE         1         77,780   0    0
Sinclair Broadcasting COM          829226109      760     85,000   SH         SOLE         1         85,000   0    0
Granite Broadcasting
  Corp                COM          387241102      641     90,000   SH         SOLE         1         90,000   0    0
AT&T Corp. Liberty
  Media Group         COM          001957208     8011    135,071   SH         SOLE         1        135,071   0    0
Video Services Corp   COM          92656U107      790    150,500   SH         SOLE         1        150,500   0    0

TOTAL                                         $41,106
                                          [thousands]


































                                5
71200001.AB3